Condensed consolidated statement of comprehensive income - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement of comprehensive income [abstract]
Net result (before non-controlling interests)	€ 4,042	€ 4,575
Items that will not be reclassified to the statement of profit or loss:
- Unrealised revaluations property in own use	(8)	3
- Remeasurement of the net defined benefit asset/liability	(7)	17
- Net change in fair value of equity instruments at fair value through other comprehensive income	35	475
- Change in fair value of own credit risk of financial liabilities at fair value through profit or loss	(5)	(9)
Items that may subsequently be reclassified to the statement of profit or loss:
- Net change in fair value of debt instruments at fair value through other comprehensive income	185	(29)
- Realised gains/losses on debt instruments at fair value through other comprehensive income reclassified to the statement of profit or loss	(10)	(5)
- Changes in cash flow hedge reserve	586	(224)
- Exchange rate differences	(803)	341
Total other comprehensive income	(26)	570
Total comprehensive income	4,016	5,145
Comprehensive income attributable to:
Non-controlling interests	230	125
Shareholders of the parent	3,786	5,020
Total comprehensive income	€ 4,016	€ 5,145